Document And Entity Information	12 Months Ended
	Nov. 30, 2011	Jan. 17, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Location Based Technologies, Inc.
Document Type	S-1
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		58,754,079
Amendment Flag	false
Entity Central Index Key	0001383196
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 920,168	$ 3,619,576	$ 267
Accounts receivable, net of allowance	431,165
Inventory	5,007,508	24,809
Prepaid expenses and other assets	85,486	1,499,504
Manufacturing deposits	51,570	2,800,000
Deferred financing costs		3,334	10,002
Total current assets	6,495,897	7,947,223	10,269
Property and equipment, net of accumulated depreciation	368,369	191,855	33,413
OTHER ASSETS
Patents and trademarks, net of accumulated amortization	1,228,846	1,231,084	1,303,675
Deposits and other assets	30,000	30,000	16,159
Total other assets	1,258,846	1,261,084	1,319,834
TOTAL ASSETS	8,123,112	9,400,162	1,363,516
Accounts payable and accrued expenses	1,458,796	1,329,689	2,305,492
Accrued officer compensation	911,082	914,765	1,013,403
Deferred revenue	390,180
Advances from officers		9,423	947,297
Line of credit	1,000,000	1,000,000
Notes payable			225,000
Accrued interest, notes payable			40,487
Convertible notes payable, net of unamortized discount	750,000	750,000	1,265,833
Accrued interest, convertible notes payable	169,158	168,534	130,706
Total current liabilities	4,684,633	4,178,047	5,974,753
TOTAL LIABILITIES	4,684,633	4,178,047	5,974,753
Commitments and contingencies	652,596	685,500
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 191,570,055 and 120,738,690 shares issued and outstanding at August 31, 2011 and 2010, respectively	129,170	129,170	44,923
Common stock to be issued			100
Additional paid-in capital	41,752,408	41,752,408	24,382,165
Prepaid services paid in common stock	(73,332)	(293,333)	(209,500)
Accumulated deficit	(39,022,363)	(37,051,630)	(28,828,925)
Total Stockholders' Equity (Deficit)	2,785,883	4,536,615	(4,611,237)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	8,123,112	9,400,162	1,363,516
Accrued Interest, Advance from Officers [Member]
OTHER ASSETS
Accrued interest, advances from officers		39	46,535
Accrued interest, line of credit		39	46,535
Accrued Interest, Line of Credit [Member]
OTHER ASSETS
Accrued interest, advances from officers	5,417	5,597
Accrued interest, line of credit	$ 5,417	$ 5,597

Consolidated Balance Sheets (Parentheticals) (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	191,570,055	191,570,055	120,738,690
Common stock, shares outstanding	191,570,055	191,570,055	120,738,690
Common stock shares authorized	300,000,000	300,000,000	300,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011	Aug. 31, 2010
Net revenue
Devices	$ 41,891	$ 1,020	$ 10,288	$ 10,090
Services	2,225	952	6,681	10,126
Consulting				46,874
Total net revenue	44,116	1,972	16,969	67,090
Cost of revenue
Devices	37,454	364	6,671	5,924
Services	42,261	4,426	10,314	32,792
Consulting	5,265	16	7,376	118,994
Other	169,747		825
Total cost of revenue	254,727	4,806	25,186	157,710
Gross loss	(210,611)	(2,834)	(8,217)	(90,620)
Operating expenses
General and administrative	448,514	103,300	780,166	907,185
Officer compensation	135,000	135,000	540,000	540,000
Professional fees	764,747	124,061	1,569,677	909,756
Rent	19,203	42,804	154,314	174,970
Research and development	356,299	46,326	514,147	1,647,797
Total operating expenses	1,723,763	451,491	3,558,304	4,179,708
Net operating loss	(1,934,374)	(454,325)	(3,566,521)	(4,270,328)
Other income (expense)
Financing costs	(15,970)	(244,754)	(2,937,771)	(1,892,852)
Amortization of beneficial conversion feature		(28,085)	(321,167)	(370,444)
Amortization of deferred financing costs	(2,501)	(27,769)	(120,168)	(950,000)
Interest income (expense), net	(17,109)	(120,500)	(592,011)	(323,662)
Foreign currency gain (loss), net	21	(4)	1,233	59
Gain on asset disposal				107,047
Loss on asset impairment				(1,361,959)
Loss on inventory purchase commitments	32,904		(685,500)	(1)
Total other income (expense)	(35,559)	(421,112)	(4,655,384)	(4,791,811)
Net loss before income taxes	(1,969,933)	(875,437)	(8,221,905)	(9,062,139)
Provision for income taxes	800	800	800	800
Net Loss	(1,970,733)	(876,237)	(8,222,705)	(9,062,939)
Balance, beginning of period	(37,051,630)	(28,828,925)	(28,828,925)	(19,765,986)
Net Loss	(1,970,733)	(876,237)	(8,222,705)	(9,062,939)
Balance, end of period	$ (39,022,363)	$ (29,705,162)	$ (37,051,630)	$ (28,828,925)
Basic - Earnings (loss) per share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.09)
Basic - Weighted Average Number of Shares Outstanding (in Shares)	191,570,055	108,187,657	121,702,626	99,712,365

Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	September 2009 [Member] Common Stock [Member]	September 2009 [Member] Additional Paid-in Capital [Member]	September 2009 [Member]	November 2009 [Member] O Warrants [Member] Common Stock [Member]	November 2009 [Member] O Warrants [Member] Additional Paid-in Capital [Member]	November 2009 [Member] O Warrants [Member]	December 2009 [Member] Common Stock [Member]	December 2009 [Member] To Be Issued [Member]	July 2011 [Member] Common Stock [Member]	July 2011 [Member] Additional Paid-in Capital [Member]	July 2011 [Member]	Note Payable Extension November 2009 [Member] To Be Issued [Member]	Note Payable Extension November 2009 [Member] Additional Paid-in Capital [Member]	Note Payable Extension November 2009 [Member]	Note Payable Extension March 2010 [Member] To Be Issued [Member]	Note Payable Extension March 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Extension March 2010 [Member]	Note Payable Issuance July 2010 [Member] To Be Issued [Member]	Note Payable Issuance July 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Issuance July 2010 [Member]	Note Payable Extension [Member] To Be Issued [Member]	Note Payable Extension [Member] Additional Paid-in Capital [Member]	Note Payable Extension [Member]	Note Payable Issuance October 2010 [Member] To Be Issued [Member]	Note Payable Issuance October 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Issuance October 2010 [Member]	Note Payable Extension February 2011 [Member] To Be Issued [Member]	Note Payable Extension February 2011 [Member] Additional Paid-in Capital [Member]	Note Payable Extension February 2011 [Member]	Note Payable Extension March 2011 [Member] To Be Issued [Member]	Note Payable Extension March 2011 [Member] Additional Paid-in Capital [Member]	Note Payable Extension March 2011 [Member]	December 2009 [Member] P Warrants [Member] Additional Paid-in Capital [Member]	December 2009 [Member] P Warrants [Member]	December 2009 [Member] R Warrants [Member] Additional Paid-in Capital [Member]	December 2009 [Member] R Warrants [Member]	April 2010 [Member] O Warrants [Member] Additional Paid-in Capital [Member]	April 2010 [Member] O Warrants [Member]	December 2010 [Member] S Warrants [Member] Additional Paid-in Capital [Member]	December 2010 [Member] S Warrants [Member]	Services August 2011 [Member] T Warrants [Member] Additional Paid-in Capital [Member]	Services August 2011 [Member] T Warrants [Member]	Services August 2011 [Member] U Warrants [Member] Additional Paid-in Capital [Member]	Services August 2011 [Member] U Warrants [Member]	Notes Payable And Accrued Interest [Member] Common Stock [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] To Be Issued [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] Additional Paid-in Capital [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] August 2011 [Member]	Conversion Of Debt [Member] Common Stock [Member] August 2011 [Member]	Conversion Of Debt [Member] Additional Paid-in Capital [Member] August 2011 [Member]	Conversion Of Debt [Member] August 2011 [Member]	Common Stock [Member] Note Payable Extension September 2009 [Member]	Common Stock [Member] Services 2009 [Member]	Common Stock [Member] Note Payable Extension February 2010 [Member]	Common Stock [Member] Services February 2010 [Member]	Common Stock [Member] Note Payable Default February 2010 [Member]	Common Stock [Member] Note Payable Default April 2010 [Member]	Common Stock [Member] April 2010 [Member]	Common Stock [Member] Services April 2010 [Member]	Common Stock [Member] May 2010 [Member]	Common Stock [Member] Note Payable Extension June 2010 [Member]	Common Stock [Member] Services June 2010 [Member]	Common Stock [Member] Note Payable Default June 2010 [Member]	Common Stock [Member] Note Payable Issuance July 2010 [Member]	Common Stock [Member] Note Payable Issuance September 2010 [Member]	Common Stock [Member] Services September 2010 [Member]	Common Stock [Member] Note Payable Issuance October 2010 [Member]	Common Stock [Member] December 2010 [Member]	Common Stock [Member] Services December 2010 [Member]	Common Stock [Member] Note Payable Issuance December 2010 [Member]	Common Stock [Member] Note Payable Extension December 2010 [Member]	Common Stock [Member] February 2011 [Member]	Common Stock [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Common Stock [Member] Services April 2011 [Member]	Common Stock [Member] Services May 2011 [Member]	Common Stock [Member] Note Payable Extension May 2011 [Member]	Common Stock [Member] July 2011 [Member]	Common Stock [Member] Services July 2011 [Member]	Common Stock [Member] Cancellation Of Warrants July 2011 [Member]	Common Stock [Member] Cancellation For Services And Warrants July 2011 [Member]	Common Stock [Member] August 2011 [Member]	Common Stock [Member] Cancellation Of Warrants August 2011 [Member]	Common Stock [Member]	To Be Issued [Member] November 2009 [Member]	To Be Issued [Member] Note Payable Extension February 2010 [Member]	To Be Issued [Member] Note Payable Extension June 2010 [Member]	To Be Issued [Member] Note Payable Issuance October 2010 [Member]	To Be Issued [Member] Note Payable Issuance December 2010 [Member]	To Be Issued [Member] Note Payable Extension December 2010 [Member]	To Be Issued [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	To Be Issued [Member] Note Payable Extension May 2011 [Member]	To Be Issued [Member] Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	To Be Issued [Member]	Additional Paid-in Capital [Member] November 2009 [Member]	Additional Paid-in Capital [Member] Note Payable Extension September 2009 [Member]	Additional Paid-in Capital [Member] Services 2009 [Member]	Additional Paid-in Capital [Member] Services February 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default February 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default April 2010 [Member]	Additional Paid-in Capital [Member] April 2010 [Member]	Additional Paid-in Capital [Member] Services April 2010 [Member]	Additional Paid-in Capital [Member] May 2010 [Member]	Additional Paid-in Capital [Member] Services June 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default June 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance July 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance September 2010 [Member]	Additional Paid-in Capital [Member] Services September 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance October 2010 [Member]	Additional Paid-in Capital [Member] December 2010 [Member]	Additional Paid-in Capital [Member] Services December 2010 [Member]	Additional Paid-in Capital [Member] February 2011 [Member]	Additional Paid-in Capital [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Additional Paid-in Capital [Member] Services April 2011 [Member]	Additional Paid-in Capital [Member] Services May 2011 [Member]	Additional Paid-in Capital [Member] July 2011 [Member]	Additional Paid-in Capital [Member] Services July 2011 [Member]	Additional Paid-in Capital [Member] Cancellation Of Warrants July 2011 [Member]	Additional Paid-in Capital [Member] Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	Additional Paid-in Capital [Member] Cancellation For Services And Warrants July 2011 [Member]	Additional Paid-in Capital [Member] August 2011 [Member]	Additional Paid-in Capital [Member] Cancellation Of Warrants August 2011 [Member]	Additional Paid-in Capital [Member]	Prepaid Services Paid-In Common Stock [Member] Services February 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services June 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services September 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services April 2011 [Member]	Prepaid Services Paid-In Common Stock [Member] Services May 2011 [Member]	Prepaid Services Paid-In Common Stock [Member] Services July 2011 [Member]	Prepaid Services Paid-In Common Stock [Member]	Retained Earnings [Member]	November 2009 [Member]	Note Payable Extension September 2009 [Member]	Services 2009 [Member]	Services February 2010 [Member]	Note Payable Default February 2010 [Member]	Note Payable Default April 2010 [Member]	April 2010 [Member]	Services April 2010 [Member]	May 2010 [Member]	Services June 2010 [Member]	Note Payable Default June 2010 [Member]	Note Payable Issuance July 2010 [Member]	Note Payable Issuance September 2010 [Member]	Services September 2010 [Member]	Note Payable Issuance October 2010 [Member]	December 2010 [Member]	Services December 2010 [Member]	February 2011 [Member]	Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Services April 2011 [Member]	Services May 2011 [Member]	July 2011 [Member]	Services July 2011 [Member]	Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	Cancellation For Services And Warrants July 2011 [Member]	August 2011 [Member]	Total
Balance at Aug. 31, 2009																																																																																			$ 34,424																																							$ 21,224,422							$ (1,028,560)	$ (19,765,986)																											$ 464,300
Balance (in Shares) at Aug. 31, 2009																																																																																			96,823,547
Issuance of common stock in connection with note payable extensions																																																				50		25							100																								(25)	(100)									40,950																																					41,000
Issuance of common stock in connection with note payable extensions (in Shares)																																																				50,000		25,000							100,000
Issuance of common stock in connection with note payable extensions	130	99,870	100,000				91	(91)
Issuance of common stock in connection with note payable extensions (in Shares)	129,870						90,909
Issuance of common stock for services																																																					64		605				422			1,500																																		52,186	205,995				117,782		283,500																				(182,133)	(144,167)									52,250	24,467				118,204		140,833
Issuance of common stock for services (in Shares)																																																					64,485		605,000				422,156			1,500,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009 (in Shares)				110,685
Cash received for 90,909 shares and warrants to be issued, net of offering costs, November 2009				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Common stock to be issued in connection with a note payable extension				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Issuance of warrants for services																																	233,109	233,109	152,801	152,801	8,414	8,414
Issuance of common stock in connection with note payable defaults																																																								418	100						5,600																																			161,522	32,900					1,114,400																															161,940	33,000					1,120,000
Issuance of common stock in connection with note payable defaults (in Shares)																																																								418,000	100,000						5,600,000
Issuance of common stock in connection with a note payable issuance																																																																100																																									19,900																																					20,000
Issuance of common stock in connection with a note payable issuance (in Shares)																																																																100,000
Common stock to be issued in connection with a note payable issuance																		100	13,900	14,000
Amortization of prepaid services paid-in common stock																																																																																																																																	1,145,360																												1,145,360
Beneficial conversion discount of convertible notes payable																																																																																																																										215,000																																			215,000
Net loss																																																																																																																																		(9,062,939)																											(9,062,939)
Issuance of common stock for note payable conversion																																																										500		683																																								99,500		135,841																																			100,000		136,524
Issuance of common stock for note payable conversion (in Shares)																																																										500,000		682,620
Balance at Aug. 31, 2010																																																																																			44,923										100																													24,382,165							(209,500)	(28,828,925)																											(4,611,237)
Balance (in Shares) at Aug. 31, 2010																																																																																			107,322,272
Issuance of common stock in connection with note payable extensions																																																																							25					100													(25)		(100)
Issuance of common stock in connection with note payable extensions (in Shares)																																																																							25,000					100,000
Issuance of common stock for conversion of related party advances																																																																													4,319				597																																		859,431					118,836																																863,750				119,433
Issuance of common stock for conversion of related party advances (in Shares)																																																																													4,318,750				597,165
Issuance of common stock in connection with cancellation of warrants																																																																				54											35	400		50																											(54)								(35)		99,600		(50)																																		100,000
Issuance of common stock in connection with cancellation of warrants (in Shares)																																																																				54,480											35,000	400,000		50,000
Issuance of common stock in connection with private placement, net of offering costs, July 2011																																																																																			50,000																																							8,272,412																																			8,322,412
Issuance of common stock in connection with private placement, net of offering costs, July 2011 (in Shares)																																																																																			50,000,000
Issuance of common stock for services																																																																					946			3,000		1,371	270			2,065																																196,254	597,000		216,129	42,930		450,285										(56,923)	(40,000)	(440,000)																			197,200	600,000		160,577	3,200		12,350
Issuance of common stock for services (in Shares)																																																																					945,714			3,000,000		1,371,429	270,000			2,065,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Cash received for 90,909 shares and warrants to be issued, net of offering costs, November 2009																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Common stock to be issued in connection with a note payable extension																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Issuance of common stock in connection with note payable extensions and conversions of note payables and accrued interest																																																																									1,280																	(200)		536																				214,893						106,642																															215,973					107,178
Issuance of common stock in connection with note payable extensions and conversions of note payables and accrued interest (in Shares)																																																																									1,279,863
Issuance of warrants for services																																							1,055,636	1,055,636	837,664	837,664	140,587	140,587																						500																																									129,500																		(20,000)																			110,000
Issuance of warrants for services (in Shares)																																																																		500,000
Issuance of common stock in connection with a note payable issuance																																																																	250		800			150																	(200)	(150)																		24,750		69,400																																			25,000		70,000
Issuance of common stock in connection with a note payable issuance (in Shares)																																																																	250,000		800,000			150,000
Common stock to be issued in connection with a note payable issuance																								150	38,850	39,000
Amortization of prepaid services paid-in common stock																																																																																																																																	473,090																												473,090
Beneficial conversion discount of convertible notes payable																																																																																																																										312,000																																			312,000
Net loss																																																																																																																																		(8,222,705)																											(8,222,705)
Issuance of common stock for note payable conversion									1,229	244,683	245,912																																		10,786	(536)	2,039,750	2,050,000	1,200	279,909	281,109																	4,000				670					150																																796,000		133,316				29,850																															800,000		133,986				30,000
Issuance of common stock for note payable conversion (in Shares)									1,229,559																																				10,785,891				1,200,000																			4,000,000				669,932					150,000
Balance at Aug. 31, 2011																																																																																			$ 129,170																																							$ 41,752,408							$ (293,333)	$ (37,051,630)																											$ 4,536,615
Balance (in Shares) at Aug. 31, 2011																																																																																			191,570,055

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011	Aug. 31, 2010
Cash Flows from Operating Activities
Net loss	$ (1,970,733)	$ (876,237)	$ (8,222,705)	$ (9,062,939)
Adjustment to reconcile net loss to net cash used in operating activities:
Gain on asset disposal				(107,047)
Loss as asset impairment				1,361,959
Recognition of loss on inventory purchase commitment	(32,904)		685,500	1
Depreciation and amortization	47,610	12,306	29,397	70,621
Amortization of beneficial conversion feature		28,085	321,167	370,444
Amortization of prepaid services paid-in common stock	220,001	39,924	473,090	1,188,931
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(431,165)			75,203
(Increase) decrease in costs and estimated earnings in excess of billings on uncompleted contracts				292,723
(Increase) decrease in inventory	(4,982,699)		(24,809)
(Increase) decrease in prepaid expenses and other assets	1,417,352	(2,232)	(4,299,504)	122,078
(Increase) decrease in debt issuance/financing costs		(22,731)	6,668	60,255
(Increase) decrease in deposits	2,748,430	(17,841)	(13,841)	(16,159)
Increase (decrease) in accounts payable and accrued expenses	129,107	(187,447)	(975,803)	1,372,876
Increase (decrease) in deferred revenue	390,180
Increase (decrease) in accrued officer compensation	(3,683)	135,000	(98,638)	502,500
Increase (decrease) in accrued interest	405	19,462	(43,558)	176,282
Net cash used in operating activities	(2,468,099)	(616,211)	(8,385,476)	(1,423,255)
Cash Flows from Investing Activities
Purchase of property and equipment	(216,511)		(181,539)	(160,355)
Additions to patents and trademarks	(5,375)		66,291	(70,019)
Net cash used in investing activities	(221,886)		(115,248)	(230,374)
Cash Flows from Financing Activities
Proceeds from issuance of common stock and warrants, net of offering costs			9,085,409	221,500
Advances from / (repayments to) officers, net	(9,423)	(26,175)	(437,874)	947,297
Proceeds from convertible notes payable		930,000	2,830,000	300,000
Repayment on convertible notes payable		(250,000)	(350,000)	(100,000)
Proceeds from notes payable		58,298	58,298	85,000
Repayment on notes payable		(13,000)	(65,800)
Proceeds from line of credit			1,000,000
Net cash (used in) provided by financing activities	(9,423)	699,123	12,120,033	1,453,797
Net (decrease) increase in cash and cash equivalents	(2,699,408)	82,912	3,619,309	(199,832)
Cash and cash equivalents, beginning of period	3,619,576	267	267	200,099
Cash and cash equivalents, end of period	920,168	83,179	3,619,576	267
Income taxes paid	1,600		2,400
Interest paid	16,611	100,514	252,305	103,793
Supplemental disclosure of noncash financing and investing activities:
Disposal of patent for note payable and accrued interest				113,085
Warrants Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services			2,033,887	394,324
Common stock issued for financing costs			2,033,887	394,324
Warrants issued for services			2,033,887	394,324
Stock Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services			2,033,887	394,324
Common stock issued for financing costs			2,033,887	394,324
Warrants issued for services			2,033,887	394,324
Stock Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services		110,000	1,183,327	335,754
Common stock issued for financing costs		110,000	1,183,327	335,754
Warrants issued for services		110,000	1,183,327	335,754
Stock Issued For Financing Costs [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services		145,500	560,346	1,438,940
Common stock issued for financing costs		145,500	560,346	1,438,940
Warrants issued for services		145,500	560,346	1,438,940
Conversion Of Notes Payable And Accrued Interest [Member]
Supplemental disclosure of noncash financing and investing activities:
Issuance of common stock for conversion of notes payable and accrued interest			3,864,158	232,000
Issuance of common stock for conversion of related party advances from officers, accrued interest and deferred officer compensation			3,864,158	232,000
Conversion Of Related Party Advances [Member]
Supplemental disclosure of noncash financing and investing activities:
Issuance of common stock for conversion of notes payable and accrued interest			983,183
Issuance of common stock for conversion of related party advances from officers, accrued interest and deferred officer compensation			$ 983,183

Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Significant Accounting Policies [Text Block]

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The Company designs, develops, and sells personal, pet, and vehicle locator devices and services including PocketFinder® People, PocketFinder® Pets, PocketFinder® Vehicles and VehicleFleetFinder™. The PocketFinder® is a small, completely wireless, location device that enables a user to locate a person, pet, vehicle or valuable item at any time from almost anywhere using Global Positioning System (“GPS”) and General Packet Radio Service (“GPRS”) technologies. The Company is located in Irvine, California.

Organization

Location Based Technologies, Inc. (formerly known as Springbank Resources, Inc.) (the “Company,” “our,” or “LBT”) was incorporated under the laws of the State of Nevada on April 10, 2006.

Location Based Technologies, Corp. (formerly known as PocketFinder, Inc.) was incorporated under the laws of the State of California on September 16, 2005. On July 7, 2006, it established PocketFinder, LLC (“LLC”), a California Limited Liability Company. On May 29, 2007, PocketFinder, Inc. filed amended articles with the Secretary of State to change its name to Location Based Technologies, Corp.

On September 30, 2009, the Company formed Location Based Technologies, Ltd. (“LBT, Ltd.”), an England and Wales private limited company, to establish a presence in Europe. LBT, Ltd. is a wholly owned subsidiary of the Company.

Merger

On August 24, 2007, Location Based Technologies, Corp. merged with PocketFinder, LLC. The merger was approved by the shareholders of Location Based Technologies, Corp. and PocketFinder, LLC by unanimous written consent. Location Based Technologies, Corp. was the survivor of the merger with PocketFinder, LLC.

Each Class A Membership Unit of the LLC was converted into 150,000 shares of common stock of the Company or fraction thereof and each Class C Membership Unit of the LLC was cancelled. Upon consummation of the merger, 10.9 Class A Membership Units of the LLC were converted into 1,635,000 shares of common stock of the Company.

Stock Exchange Agreement

On October 11, 2007, Location Based Technologies, Corp. effected a stock exchange agreement and plan of reorganization (the “Agreement”) with Springbank Resources, Inc. (“SRI”) whereby SRI acquired all of the issued and outstanding shares of Location Based Technologies, Corp. in exchange for shares of SRI’s common stock.

Subject to the terms and conditions of the Agreement, SRI issued, and the stockholders of Location Based Technologies, Corp. accepted 55,153,500 shares of SRI’s common stock in consideration for all of the issued and outstanding shares of Location Based Technologies, Corp. The shares of SRI’s common stock were allocated to the shareholders of Location Based Technologies, Corp. in accordance with the Agreement.

The former shareholders of Location Based Technologies, Corp. acquired control of SRI upon the closing of the stock exchange transaction. The exchange was accounted for as a reverse acquisition. Accordingly, for financial statement purposes, Location Based Technologies, Corp. was considered the accounting acquiror, and the related business combination was considered a recapitalization of Location Based Technologies, Corp. rather than an acquisition by SRI. The historical financial statements prior to the Agreement are those of Location Based Technologies, Corp., and the name of the company was changed to Location Based Technologies, Inc.

Consolidation Policy

The accompanying consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiary, Location Based Technologies, Ltd. Intercompany balances and transactions have been eliminated in consolidation.

Stock Split

All share and per-share amounts in the accompanying financial statements, unless otherwise indicated, have been retroactively restated to reflect a 3 for 1 stock split approved by the Board in October 2008, as if the split had been in effect since inception.

Basis of Presentation

The unaudited consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. They do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to financial statements included in the annual report on Form 10-K of Location Based Technologies, Inc. for the year ended August 31, 2011. In the opinion of management, all adjustments (including normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended November 30, 2011, are not necessarily indicative of the results that may be expected for any other interim period or the entire year. For further information, these unaudited consolidated financial statements and the related notes should be read in conjunction with the Company’s audited financial statements for the year ended August 31, 2011, included in the Company’s report on Form 10-K.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has incurred net losses since inception, and as of November 30, 2011, had an accumulated deficit of $39,022,363. These conditions raise substantial doubt as to the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management recognizes that the Company must generate additional resources and/or revenue to enable it to continue operations. Management may need to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its strategy phases. However, no assurance can be given that the Company will be successful in raising additional capital or generating revenue. Further, even if the Company raises additional capital and/or generates additional revenue, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and expected significant revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to cease operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period amounts or balances to conform to the presentation adopted in the current period.

Cash and Cash Equivalents

For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Cash and Cash Equivalents – The cash and cash equivalent balances at November 30, 2011 and 2010 were principally held by two institutions which insured our aggregated accounts with the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 per insured banking institution. At times, the Company has maintained bank balances which have exceeded FDIC limits. The Company has not experienced any losses with respect to its cash balances.

Revenue and Accounts Receivable – For the three months ended November 30, 2011, revenue from one of the Company’s customers amounted for $39,941 or 90.5% of total net revenue. Accounts receivable from this customer amounted to $430,121 or 99.8% of total accounts receivable.

Allowance for Doubtful Accounts

The allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of November 30, 2011 and 2010, the allowance for doubtful accounts amounted to $304,597.

Inventory

Inventories are valued at the lower of cost (first-in, first-out) or market and primarily consisted of packaging supplies, components and finished goods at November 30, 2011.

Net losses on firm purchase commitments for inventory are recognized in accordance with FASB ASC 330 – Inventory, whereby losses arising from firm, uncancelable and unhedged commitments for the future purchase of inventory items are recognized in the current period. For the year ended August 31, 2011, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500. As of November 30, 2011, the liability from inventory purchase commitments totaled $652,596.

Fair Value of Financial Instruments

Pursuant to FASB ASC 820 – Fair Value Measurement and Disclosures, the Company is required to estimate the fair value of all financial instruments included on its balance sheet. The carrying value of cash, accounts receivable, inventory, accounts payable and notes payable approximate their fair value due to the short period to maturity of these instruments.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method and with useful lives used in computing depreciation ranging from 1 to 5 years. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Expenditures for maintenance and repairs are charged to operations as incurred; additions, renewals and betterments are capitalized.

Internal Website Development Costs

Under FASB ASC 350-50 – Intangibles – Goodwill and Other – Website Development Costs, costs and expenses incurred during the planning and operating stages of the Company's web site development are expensed as incurred. Costs incurred in the web site application and infrastructure development stages are capitalized by the Company and amortized to expense over the web site's estimated useful life or period of benefit. As of November 30, 2011 and August 31, 2011, the Company capitalized costs totaling $1,361,959 related to its website development.

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with FASB ASC 360 – Impairment or Disposal of Long-Lived Assets that requires long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value or disposable value. During the year ended August 31, 2010, due to uncertainties related to the recovery of its investment in the PocketFinder® website as a result of generally poor economic conditions and the Company’s history of difficulties in obtaining financing for product launch, the Company recorded a full impairment of its Website Development Costs totaling $1,361,959.

Intangible Assets – Patents and Trademarks

The Company capitalizes internally developed assets related to certain costs associated with patents and trademarks. These costs include legal and registration fees needed to apply for and secure patents. The intangible assets acquired from other enterprises or individuals in an “arms length” transaction are recorded at cost. As of November 30, 2011 and August 31, 2011, the Company capitalized $1,190,343 and $1,184,968, respectively, for patent related expenditures. As of November 30, 2011 and August 31, 2011, the Company capitalized $59,470 for trademark related expenditures.

Patents are subject to amortization upon issuance by the United States Patent and Trademark Office. Intangible assets are amortized in accordance with FASB ASC 350 – Intangibles – Goodwill and Other, using the straight-line method over the shorter of their estimated useful lives or remaining legal life. Amortization expense totaled $7,613 and $1,416 for the three months ended November 30, 2011 and 2010, respectively.

Deferred Revenue

Deferred revenue is a liability related to a revenue producing activity for which revenue has not yet been recognized. As of November 30, 2011, deferred revenue amounted to $390,180 and consisted of the aggregate value of on-hand inventory of PocketFinder® devices held by a distributor.

Beneficial Conversion Feature of Convertible Notes Payable

The Company accounts for the beneficial conversion feature of convertible notes payable when the conversion rate is below market value. Pursuant to FASB ASC 470-20 – Debt With Conversion and Other Options, the estimated fair value of the beneficial conversion feature is recorded in the financial statements as a discount from the face amount of the notes. Such discounts are amortized over the term of the notes or conversion of the notes, if sooner.

In May 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $4,168 for the three months ended November 30, 2011 and 2010, respectively.

In June 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $5,000 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $12,000 in connection with a $30,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and 1,000 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $135,000 in connection with a $300,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $11,250 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $80,000 in connection with a $400,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $6,667 for the three months ended November 30, 2011 and 2010, respectively.

Revenue Recognition

Revenues are recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition, when (a) persuasive evidence of an arrangement exists, (b) the products or services have been provided to the customer, (c) the fee is fixed or determinable, and (d) collectability is reasonably assured. In instances where the customer, at its discretion, has the right to reject the product or services prior to final acceptance, revenue is deferred until such acceptance occurs.

Device Sales Revenue – Revenue from the sales of PocketFinder® products is recognized upon shipment to website customers and upon delivery to distributors. Reductions to revenue for product held at distributors are recognized as deferred revenue until product is “sold through” to retailers. Revenue is further reduced for expected future product returns based on management’s judgment using historical experience and expectation of future conditions.

Service Revenue – Service revenue consists of monthly service fees initiated by the customer upon activation of a PocketFinder® device. Services fees are billed and collected in advance of the service provided for that month. Service revenue is recognized upon collection from the customer.

Shipping Costs

Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales.

Research and Development

Research and development costs are clearly identified and are expensed as incurred in accordance with FASB ASC 730 – Research and Development. For the three months ended November 30, 2011 and 2010, the Company incurred $356,299 and $46,326 of research and development costs, respectively.

Provision for Income Taxes

The Company accounts for income taxes under FASB ASC 740 – Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. The Company has included its $800 minimum franchise fee in its provision for income taxes for the three months ended November 30, 2011 and 2010.

Foreign Currency Translation

The Company accounts for foreign currency translation of its wholly owned subsidiary, Location Based Technologies, Ltd., pursuant to FASB ASC 830 – Foreign Currency Matters. The functional currency of Location Based Technologies, Ltd. is the British Pound Sterling. All assets and liabilities of Location Based Technologies, Ltd. are translated into United States Dollars using the current exchange rate at the end of each period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. Certain transactions of the Location Based Technologies, Ltd. are denominated in United States dollars. Translation gains or losses related to such transactions are recognized for each reporting period in the related consolidated statements of operations.

Earnings/ Loss Per Share

The Company computes basic earnings (loss) per share using the weighted average number of common shares outstanding during the period in accordance with FASB ASC 260 – Earnings Per Share, which specifies the compilation, presentation, and disclosure requirements for income per share for entities with publicly held common stock or instruments which are potentially common stock.

Diluted earnings (loss) per share are computed using the weighted average number of common shares outstanding and the dilutive potential common shares outstanding during the period. Dilutive potential common shares primarily consist of stock options and warrants issued by the Company. These potential common shares are excluded from diluted loss per share as their effect would be anti-dilutive.

Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-28, Intangibles — Goodwill and Other, which amends Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment analysis if it is more likely than not that a goodwill impairment exists based on a qualitative assessment of adverse factors. The Company does not expect the provisions of ASU 2010-28 to have a material impact to the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC Topic 820, Fair Value Measurement. The purpose of ASU 2011-04 is to clarify the intent about the application of existing fair value measurement and disclosure requirements and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the provisions of ASU 2011-04 to have a material impact to its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which amends ASC Topic 220, Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The update will require entities to present items of net income, items of other comprehensive income and total comprehensive income in one continuous statement or two separate consecutive statements, and entities will no longer be allowed to present items of other comprehensive income in the statement of stockholders’ equity. Reclassification adjustments between other comprehensive income and net income will be presented separately on the face of the financial statements. The Company does not expect the provisions of ASU 2011-05 to have a material impact to its consolidated financial statements.

In August 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other, which amends ASC Topic 350, Intangibles — Goodwill and Other. The purpose of ASU 2011-08 is to simplify how an entity tests goodwill for impairment. Entities will assess qualitative factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. In instances where the fair value is determined to be less than the carrying value, entities will perform the two-step quantitative goodwill impairment test. The Company does not expect the provisions of ASU 2011-08 to have a material impact to its consolidated financial statements.

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The Company designs, develops, and sells personal, pet, and vehicle locator devices and services including PocketFinder® People, PocketFinder® Pets, PocketFinder® Vehicles, PocketFinder® Mobile and VehicleFleetFinder™. The PocketFinder® is a small, completely wireless, location device that enables a user to locate a person, pet, vehicle or valuable item at any time from almost anywhere using Global Positioning System (“GPS”) and General Packet Radio Service (“GPRS”) technologies. The Company is located in Irvine, California.

Organization

Location Based Technologies, Inc. (formerly known as Springbank Resources, Inc.) (the “Company,” “our,” or “LBT”) was incorporated under the laws of the State of Nevada on April 10, 2006.

Location Based Technologies, Corp. (formerly known as PocketFinder, Inc.) was incorporated under the laws of the State of California on September 16, 2005. On July 7, 2006, it established PocketFinder, LLC (“LLC”), a California Limited Liability Company. On May 29, 2007, PocketFinder, Inc. filed amended articles with the Secretary of State to change its name to Location Based Technologies, Corp.

On September 30, 2009, the Company formed Location Based Technologies, Ltd. (“LBT, Ltd.”), an England and Wales private limited company, to establish a presence in Europe. LBT, Ltd. is a wholly owned subsidiary of the Company.

Merger

On August 24, 2007, Location Based Technologies, Corp. merged with PocketFinder, LLC. The merger was approved by the shareholders of Location Based Technologies, Corp. and PocketFinder, LLC by unanimous written consent. Location Based Technologies, Corp. was the survivor of the merger with PocketFinder, LLC.

Each Class A Membership Unit of the LLC was converted into 150,000 shares of common stock of the Company or fraction thereof and each Class C Membership Unit of the LLC was cancelled. Upon consummation of the merger, 10.9 Class A Membership Units of the LLC were converted into 1,635,000 shares of common stock of the Company.

Stock Exchange Agreement

On October 11, 2007, Location Based Technologies, Corp. effected a stock exchange agreement and plan of reorganization (the “Agreement”) with Springbank Resources, Inc. (“SRI”) whereby SRI acquired all of the issued and outstanding shares of Location Based Technologies, Corp. in exchange for shares of SRI’s common stock.

Subject to the terms and conditions of the Agreement, SRI issued, and the stockholders of Location Based Technologies, Corp. accepted 55,153,500 shares of SRI’s common stock in consideration for all of the issued and outstanding shares of Location Based Technologies, Corp. The shares of SRI’s common stock were allocated to the shareholders of Location Based Technologies, Corp. in accordance with the Agreement.

The former shareholders of Location Based Technologies, Corp. acquired control of SRI upon the closing of the stock exchange transaction. The exchange was accounted for as a reverse acquisition. Accordingly, for financial statement purposes, Location Based Technologies, Corp. was considered the accounting acquiror, and the related business combination was considered a recapitalization of Location Based Technologies, Corp. rather than an acquisition by SRI. The historical financial statements prior to the Agreement are those of Location Based Technologies, Corp., and the name of the company was changed to Location Based Technologies, Inc.

Consolidation Policy

The accompanying consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiary, Location Based Technologies, Ltd. Intercompany balances and transactions have been eliminated in consolidation.

Stock Split

All share and per-share amounts in the accompanying financial statements, unless otherwise indicated, have been retroactively restated to reflect a 3 for 1 stock split approved by the Board in October 2008, as if the split had been in effect since inception.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has incurred net losses since inception, and as of August 31, 2011, had an accumulated deficit of $37,051,630. These conditions raise substantial doubt as to the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management recognizes that the Company must generate additional resources to enable it to continue operations. Management intends to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its strategy phases. However, no assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and expected significant revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to cease operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period amounts or balances to conform to the presentation adopted in the current period.

Cash and Cash Equivalents

For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Cash and Cash Equivalents – The cash and cash equivalent balances at August 31, 2011 and 2010 are principally held by two institutions which insures our aggregated accounts with the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 per insured banking institution. At times, the Company has maintained bank balances which have exceeded FDIC limits. The Company has not experienced any losses with respect to its cash balances.

Inventory

Inventories are valued at the lower of cost (first-in, first-out) or market and primarily consisted of packaging supplies and components at August 31, 2011.

Net losses on firm purchase commitments for inventory are recognized in accordance with FASB ASC 330 – Inventory, whereby losses arising from firm, uncancelable and unhedged commitments for the future purchase of inventory items are recognized in the current period. As of August 31, 2010, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500.

Allowance for Doubtful Accounts

The allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of August 31, 2011 and 2010, the allowance for doubtful accounts amounted to $304,597.

Fair Value of Financial Instruments

Pursuant to FASB ASC 820 – Fair Value Measurement and Disclosures, the Company is required to estimate the fair value of all financial instruments included on its balance sheet. The carrying value of cash, accounts receivable, accounts payable and notes payable approximate their fair value due to the short period to maturity of these instruments.

Intangible Assets – Patents and Trademarks

The Company capitalizes internally developed assets related to certain costs associated with patents and trademarks. These costs include legal and registration fees needed to apply for and secure patents. The intangible assets acquired from other enterprises or individuals in an “arms length” transaction are recorded at cost. As of August 31, 2011 and 2010, the Company capitalized $1,184,968 and $1,174,626, respectively, for patent related expenditures. As of August 31, 2011 and 2010, the Company capitalized $59,470 and $136,103, respectively, for trademark related expenditures.

Patents are subject to amortization upon issuance by the United States Patent and Trademark Office. Intangible assets are amortized in accordance with FASB ASC 350 – Intangibles – Goodwill and Other, using the straight-line method over the shorter of their estimated useful lives or remaining legal life. Amortization expense totaled $26,900 and $4,997 for the years ended August 31, 2011 and 2010, respectively.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method and with useful lives used in computing depreciation ranging from 1 to 5 years. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Expenditures for maintenance and repairs are charged to operations as incurred; additions, renewals and betterments are capitalized.

Internal Website Development Costs

Under FASB ASC 350-50 – Intangibles – Goodwill and Other – Website Development Costs, costs and expenses incurred during the planning and operating stages of the Company's web site development are expensed as incurred. Costs incurred in the web site application and infrastructure development stages are capitalized by the Company and amortized to expense over the web site's estimated useful life or period of benefit. As of August 31, 2011 and 2010, the Company capitalized costs totaling $1,361,959 related to its website development.

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with FASB ASC 360 – Impairment or Disposal of Long-Lived Assets that requires long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value or disposable value. During the year ended August 31, 2010, due to uncertainties related to the recovery of its investment in the PocketFinder® website as a result of generally poor economic conditions and the Company’s history of difficulties in obtaining financing for product launch, the Company recorded a full impairment of its Website Development Costs totaling $1,361,959.

Beneficial Conversion Feature of Convertible Notes Payable

The Company accounts for the beneficial conversion feature of convertible notes payable when the conversion rate is below market value. Pursuant to FASB ASC 470-20 – Debt With Conversion and Other Options, the estimated fair value of the beneficial conversion feature is recorded in the financial statements as a discount from the face amount of the notes. Such discounts are amortized over the term of the notes or conversion of the notes, if sooner.

In May 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $4,167 and $5,833 for the years ended August 31, 2011 and 2010.

In June 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $5,000 for each of the years ended August 31, 2011 and 2010.

In November 2010, the Company recognized a beneficial conversion feature totaling $12,000 in connection with a $30,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $12,000 for the year ended August 31, 2011.

In November 2010, the Company recognized a beneficial conversion feature totaling $135,000 in connection with a $300,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $135,000 for the year ended August 31, 2011.

In November 2010, the Company recognized a beneficial conversion feature totaling $80,000 in connection with a $400,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $80,000 for the year ended August 31, 2011.

In July 2011, the Company recognized beneficial conversion features totaling $85,000 in connection with four convertible notes payable totaling $200,000. Amortization expense related to these beneficial conversion features amounted to $85,000 for the year ended August 31, 2011.

Revenue Recognition

Revenues are recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition, when (a) persuasive evidence of an arrangement exists, (b) the products or services have been provided to the customer, (c) the fee is fixed or determinable, and (d) collectability is reasonably assured. In instances where the customer, at its discretion, has the right to reject the product or services prior to final acceptance, revenue is deferred until such acceptance occurs.

Consulting Revenue – The Company’s consulting revenue consists of software customization and consulting service contracts recognized utilizing the percentage-of-completion method in accordance with FASB ASC 605-35 – Revenue Recognition Construction-Type and Production-Type Contracts. For fixed fee contracts the percentage-of-completion is measured by the percentage of software customization or consulting hours incurred to date to total estimated hours. This method is used because management believes that hours expended is the best measure of progress on these engagements. Revisions in total estimated hours are reflected in the accounting period in which the required revisions become known. Anticipated losses on contracts are charged to income in their entirety when such losses become evident.

Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts – Costs and estimated earnings in excess of billings on uncompleted contracts reflected in the consolidated balance sheets arise when revenues have been recognized but the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of the contract.

Research and Development

Research and development costs are clearly identified and are expensed as incurred in accordance with FASB ASC 730 – Research and Development. For the years ended August 31, 2011 and 2010, the Company incurred $514,147 and $1,647,797 of research and development costs, respectively.

Provision for Income Taxes

The Company accounts for income taxes under FASB ASC 740 – Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. The Company has included its $800 minimum franchise fee in its provision for income taxes for the years ended August 31, 2011 and 2010.

Foreign Currency Translation

The Company accounts for foreign currency translation of its wholly owned subsidiary, Location Based Technologies, Ltd., pursuant to FASB ASC 830 – Foreign Currency Matters. The functional currency of Location Based Technologies, Ltd. is the British Pound Sterling. All assets and liabilities of Location Based Technologies, Ltd. are translated into United States Dollars using the current exchange rate at the end of each period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. Certain transactions of the Location Based Technologies, Ltd. are denominated in United States dollars. Translation gains or losses related to such transactions are recognized for each reporting period in the related consolidated statements of operations.

Earnings/ Loss Per Share

The Company computes basic earnings (loss) per share using the weighted average number of common shares outstanding during the period in accordance with FASB ASC 260 – Earnings Per Share, which specifies the compilation, presentation, and disclosure requirements for income per share for entities with publicly held common stock or instruments which are potentially common stock.

Diluted earnings (loss) per share are computed using the weighted average number of common shares outstanding and the dilutive potential common shares outstanding during the period. Dilutive potential common shares primarily consist of stock options and warrants issued by the Company. These potential common shares are excluded from diluted loss per share as their effect would be anti-dilutive.

Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-28, Intangibles — Goodwill and Other, which amends Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment analysis if it is more likely than not that a goodwill impairment exists based on a qualitative assessment of adverse factors. The Company does not expect the provisions of ASU 2010-28 to have a material impact to the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC Topic 820, Fair Value Measurement. The purpose of ASU 2011-04 is to clarify the intent about the application of existing fair value measurement and disclosure requirements and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the provisions of ASU 2011-04 to have a material impact to its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which amends ASC Topic 220, Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The update will require entities to present items of net income, items of other comprehensive income and total comprehensive income in one continuous statement or two separate consecutive statements, and entities will no longer be allowed to present items of other comprehensive income in the statement of stockholders’ equity. Reclassification adjustments between other comprehensive income and net income will be presented separately on the face of the financial statements. The Company does not expect the provisions of ASU 2011-05 to have a material impact to its consolidated financial statements.

In August 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other, which amends ASC Topic 350, Intangibles — Goodwill and Other. The purpose of ASU 2011-08 is to simplify how an entity tests goodwill for impairment. Entities will assess qualitative factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. In instances where the fair value is determined to be less than the carrying value, entities will perform the two-step quantitative goodwill impairment test. The Company does not expect the provisions of ASU 2011-08 to have a material impact to its consolidated financial statements.

Property and Equipment	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY AND EQUIPMENT

Property and equipment at November 30, 2011 and 2010 consisted of the following:

	November 30,	August 31,
	2011	2011
Website development costs	$1,361,959	$1,361,959
Machinery and equipment	374,642	168,024
Computer software	108,627	101,626
Computer and video equipment	40,777	40,777
Office furniture	37,692	34,800
	1,923,697	1,707,186

Less: accumulated depreciation and impairment adjustment	(1,555,328)	(1,515,331)

Total property and equipment	$368,369	$191,855

Depreciation expense for the three months ended November 30, 2011 and 2010 amounted to $39,997 and $10,890, respectively. In addition, the Company recorded an impairment of its Website development costs in the amount of $1,361,959 during the year ended August 31, 2010, due to uncertainty concerning, at the time, its ability to obtain sufficient financing to bring its products to market.

2.	PROPERTY AND EQUIPMENT

Property and equipment at August 31, 2011 and 2010 consists of the following:

	August 31,	August 31,
	2011	2010
Website development costs	$1,361,959	$1,361,959
Machinery and equipment	168,024	71,934
Computer software	101,626	41,626
Computer and video equipment	40,777	36,962
Office furniture	34,800	13,166

	1,707,186	1,525,647
Less: accumulated depreciation and impairment adjustment	(1,515,331)	(1,492,234)

Total property and equipment	$191,855	$33,413

Depreciation expense for the years ended August 31, 2011 and 2010 amounted to $27,033 and $65,624, respectively. In addition, the Company recorded an impairment of its Website development costs in the amount of $1,361,959 during the year ended August 31, 2010, due to uncertainty concerning, at the time, its ability to obtain sufficient financing to bring its products to market.

Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Related Party Transactions Disclosure [Text Block]
4. RELATED PARTY TRANSACTIONS

Advances from Officers

From time to time, the Company’s officers advance funding to the Company to cover operating expenses. Cash advances from officers accrue interest at the rate of 8% per annum and have no formal repayment terms.

During the three months ended November 30, 2011, there were no new advances from officers and repayments on advances totaled $9,423. In June 2011, $500,000 of advances from an officer was converted into 2,500,000 shares of the Company’s common stock at $0.20 per share. Outstanding advances from officers amounted to $0 as of November 30, 2011.

During the three months ended November 30, 2011, $55 of interest was accrued and $94 of interest was paid on officer advances. In August 2011, $105,433 of accrued interest on advances from an officer was converted into 527,165 shares of the Company’s common stock at $0.20 per share. Accrued interest on officer advances amounted to $0 as of November 30, 2011.

Services Provided

A relative of the Chief Operating Officer provides bookkeeping and accounting services to the Company for $2,500 per month. During the three months ended November 30, 2011, bookkeeping and accounting fees for this related party totaled $7,500.

On March 30, 2011, the Company entered into an Employment Letter of Intent (“LOI”) with a relative of the Company’s CEO and President, to act as Vice President of Customer Service. Under the terms of the LOI, the related party is paid compensation of $10,000 per month and 250,000 shares of the Company’s common stock as a signing bonus. The common stock was valued at $42,500 on the award date. During the three months ended November 30, 2011, compensation under this related party agreement totaled $30,000.

3.	RELATED PARTY TRANSACTIONS

Advances from Officers

From time to time, the Company’s officers advance funding to the Company to cover operating expenses. Cash advances from officers accrue interest at the rate of 8% per annum and have no formal repayment terms.

During the year ended August 31, 2011, new advances from officers totaled $1,000 and repayments on advances totaled $438,874. In June 2011, $500,000 of advances from an officer was converted into 2,500,000 shares of the Company’s common stock at $0.20 per share. Outstanding advances from officers amounted to $9,423 as of August 31, 2011.

During the year ended August 31, 2011, $58,937 of interest was accrued on officer advances. In August 2011, $105,433 of accrued interest on advances from an officer was converted into 527,165 shares of the Company’s common stock at $0.20 per share. Accrued interest on officer advances amounted to $39 as of August 31, 2011.

Services Provided

A relative of the Chief Operating Officer provides bookkeeping and accounting services to the Company for $2,500 per month. During the year ended August 31, 2011, bookkeeping and accounting fees for this related party totaled $30,000.

On March 30, 2011, the Company entered into an Employment Letter of Intent (“LOI”) with a relative of the Company’s CEO and President, to act as Vice President of Customer Service. Under the terms of the LOI, the related party is paid compensation of $10,000 per month and 250,000 shares of the Company’s common stock as a signing bonus. The common stock was valued at $42,500 on the award date. During the year ended August 31, 2011, compensation under this related party agreement totaled $92,500.

Convertible Notes Payable	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Convertible Notes Payable [Text Block]
5. CONVERTIBLE NOTES PAYABLE

$625,000 Senior Secured Promissory Note

On November 18, 2008, the Company entered into a senior secured promissory note agreement for $625,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by February 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $55,000 on the date of issuance.

On January 30, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on May 18, 2009. As consideration for the First Extension, the Company issued an additional 50,000 shares of common stock valued at $47,000 on the date of issuance.

On May 7, 2009, the promissory note agreement was extended for an additional three months (“Second Extension”) and due on August 18, 2009. As consideration for the Second Extension, the Company issued an additional 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“Third Extension”) and due on November 18, 2009. As consideration for the Third Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the Third Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $163,462, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the Third Extension, the Company converted $52,603 of interest accrued through July 31, 2009, into 80,927 shares of the Company’s common stock on the basis of $0.65 per share.

The Third Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of November 30, 2011.

$625,000 Senior Secured Promissory Note (Continued)

In June 2010, common shares personally owned by a Company officer which had been pledged as collateral for this note were surrendered to the creditor.

As of November 30, 2011, the note payable balance and accrued interest totaled $625,000 and $146,737, respectively.

$100,000 Senior Secured Promissory Note

On May 7, 2009, the Company entered into a senior secured promissory note agreement for $100,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by August 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on November 18, 2009. As consideration for the First Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the First Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $26,154, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the First Extension, the Company converted $2,827 of interest accrued through July 31, 2009, into 4,350 shares of the Company’s common stock on the basis of $0.65 per share.

The First Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of November 30, 2011.

$100,000 Senior Secured Promissory Note (Continued)

As of November 30, 2011, the note payable balance and accrued interest totaled $100,000 and $21,352, respectively.

$25,000 Promissory Note

On June 28, 2011, the Company entered into a promissory note agreement for $25,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by June 27, 2012. The note bears interest at 10% per annum. At the option of the note holder, the note may be converted, in whole or in part, into shares of the Company’s common stock on the basis of $0.25 per share.

As of November 30, 2011, the note payable balance and accrued interest totaled $25,000 and $1,069, respectively.

4.	CONVERTIBLE NOTES PAYABLE

$625,000 Senior Secured Promissory Note

On November 18, 2008, the Company entered into a senior secured promissory note agreement for $625,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by February 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $55,000 on the date of issuance.

On January 30, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on May 18, 2009. As consideration for the First Extension, the Company issued an additional 50,000 shares of common stock valued at $47,000 on the date of issuance.

On May 7, 2009, the promissory note agreement was extended for an additional three months (“Second Extension”) and due on August 18, 2009. As consideration for the Second Extension, the Company issued an additional 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“Third Extension”) and due on November 18, 2009. As consideration for the Third Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the Third Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $163,462, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the Third Extension, the Company converted $52,603 of interest accrued through July 31, 2009, into 80,927 shares of the Company’s common stock on the basis of $0.65 per share.

The Third Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of August 31, 2011.

In June 2010, common shares personally owned by a Company officer which had been pledged as collateral for this note were surrendered to the creditor.

As of August 31, 2011, the note payable balance and accrued interest totaled $625,000 and $146,737, respectively.

$100,000 Senior Secured Promissory Note

On May 7, 2009, the Company entered into a senior secured promissory note agreement for $100,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by August 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on November 18, 2009. As consideration for the First Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the First Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $26,154, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the First Extension, the Company converted $2,827 of interest accrued through July 31, 2009, into 4,350 shares of the Company’s common stock on the basis of $0.65 per share.

The First Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of August 31, 2011.

As of August 31, 2011, the note payable balance and accrued interest totaled $100,000 and $21,352, respectively.

$25,000 Promissory Note

On June 28, 2011, the Company entered into a promissory note agreement for $25,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by June 27, 2012. The note bears interest at 10% per annum. At the option of the note holder, the note may be converted, in whole or in part, into shares of the Company’s common stock on the basis of $0.25 per share.

As of August 31, 2011, the note payable balance and accrued interest totaled $25,000 and $445, respectively.

Line of Credit	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Line of Credit Facility, Description
6. LINE OF CREDIT

On January 5, 2011, the Company entered into a Loan and Security Agreement (“Loan Agreement”) with Silicon Valley Bank for a $1,000,000 non-formula line of credit. The principal amount outstanding under the credit line accrues interest at a floating per annum rate equal to the greater of (i) the Prime Rate, plus 2.5% or (ii) 6.5% and is to be paid monthly. The principal is due at maturity on January 5, 2012. The personal guarantor for the credit line is a director and stockholder of the Company.

In accordance with the Loan Agreement, Silicon Valley Bank is entitled to a success fee equal to 6% warrant coverage of the credit line or $60,000 divided by a $0.20 share price upon the Company successfully raising new capital or equity in excess of $2,000,000. The warrant shall be valid for five years from the time of issuance (see Note 9).

The Company must maintain certain financial covenants under the Loan Agreement. On August 24, 2011, the Company entered into a First Amendment to Loan and Security Agreement (“Amendment”) to waive existing and pending defaults for failing to comply with certain financial covenants. As such, the Company was not in covenant default under the Amendment as of November 30, 2011.

As of November 30, 2011, the outstanding balance on the line of credit and accrued interest totaled $1,000,000 and $5,417, respectively.

5.	LINE OF CREDIT

On January 5, 2011, the Company entered into a Loan and Security Agreement (“Loan Agreement”) with Silicon Valley Bank for a $1,000,000 non-formula line of credit. The principal amount outstanding under the credit line accrues interest at a floating per annum rate equal to the greater of (i) the Prime Rate, plus 2.5% or (ii) 6.5% and is to be paid monthly. The principal is due at maturity on January 5, 2012. The personal guarantor for the credit line is a director and stockholder of the Company.

In accordance with the Loan Agreement, Silicon Valley Bank is entitled to a success fee equal to 6% warrant coverage of the credit line or $60,000 divided by a $0.20 share price upon the Company successfully raising new capital or equity in excess of $2,000,000. The warrant shall be valid for five years from the time of issuance.

The Company must maintain certain financial covenants under the Loan Agreement. On August 24, 2011, the Company entered into a First Amendment to Loan and Security Agreement (“Amendment”) to waive existing and pending defaults for failing to comply with certain financial covenants. As such, the Company was not in covenant default under the Amendment as of August 31, 2011.

As of August 31, 2011, the outstanding balance on the line of credit and accrued interest totaled $1,000,000 and $5,597, respectively.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
7. COMMITMENTS AND CONTINGENCIES

Inventory Purchase Commitments

On July 20, 2011, the Company initiated a purchase order to manufacture the first 10,000 PocketFinder® devices. As of August 31, 2011, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500. The liability from inventory purchase commitments is relieved as the related inventory is sold. As of November 30, 2011, the balance of the liability from inventory purchase commitments amounted to $652,596.

Operating Leases

On November 11, 2009, the Company entered into a sublease agreement to lease approximately 10,600 square feet of general office space in Irvine, California, for base rent ranging from $7,986 to $15,440 per month over the lease term. The lease term is from December 1, 2009 through June 30, 2011.

On May 11, 2011, the Company entered into a lease agreement to lease approximately 4,700 square feet of general office space in Irvine, California, for base rent ranging from $6,199 to $7,193 per month over the 48 month lease term. The lease term is from July 1, 2011 through June 30, 2015.

Total rental expense on operating leases for the three months ended November 30, 2011 and 2010 was $19,203 and $42,804, respectively.

As of November 30, 2011, the future minimum lease payments are as follows:

For the Years Ending November 30,
2012	$76,043
2013	79,780
2014	83,663
2015	50,351

Total	$289,837

Contingencies

In 2007, the Company sold convertible notes to accredited investors in reliance on an exemption from registration provided by Section 4(2) of the Securities Act and similar state exemptions. Management has been advised by counsel that the availability of those exemptions cannot be determined with legal certainty due to the fact that the Company or its predecessors may not have complied with all of the provisions of exemption safe-harbors for such sales offered by rules promulgated under the Securities Act by the SEC. Thus, it is possible that a right of rescission may exist for shares underlying the convertible notes for which the statute of limitations has not run. From November 2007 through December 2007, all of the convertible notes payable totaling $5,242,000 were converted into 15,726,000 shares of the Company’s common stock, and subsequently, some of the shares were sold in the open market. Management has performed an analysis under FAS 5, Accounting for Contingencies, and concluded that the likelihood of a right of rescission being successfully enforced on the remaining convertible note shares is remote, and consequently, has accounted for these shares in permanent equity in the financial statements.

On April 5, 2011, Gemini Master Fund, Ltd., filed a complaint for breach of contract against Location Based Technologies for non-payment of outstanding loans. The complaint specifies damages totaling $858,292, plus pre-judgment interest, costs of suit and other relief. The entire amount of the loans plus accrued interest, which together approximate the specified damages, are included in the accompanying financial statements. On June 8, 2011, the Location Based Technologies filed a Cross-Complaint against Gemini Master Fund, Ltd. for monetary damages related to the creditor’s disposition of common shares of Location Based Technologies which had been pledged as collateral for the notes.

6.	COMMITMENTS AND CONTINGENCIES

Inventory Purchase Commitments

On July 20, 2011, the Company initiated a purchase order to manufacture the first 10,000 PocketFinder® devices. As of August 31, 2010, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500.

Operating Leases

On November 11, 2009, the Company entered into a sublease agreement to lease approximately 10,600 square feet of general office space in Irvine, California, for base rent ranging from $7,986 to $15,440 per month over the lease term. The lease term is from December 1, 2009 through June 30, 2011.

On May 11, 2011, the Company entered into a lease agreement to lease approximately 4,700 square feet of general office space in Irvine, California, for base rent ranging from $6,199 to $7,193 per month over the 48 month lease term. The lease term is from July 1, 2011 through June 30, 2015.

Total rental expense on operating leases for the years ended August 31, 2011 and 2010 was $154,314 and $174,970, respectively.

As of August 31, 2011, the future minimum lease payments are as follows:

For the Years Ending August 31,
2012	$75,050
2013	78,928
2014	82,526
2015	71,930

Total	$308,434

Contingencies

In 2007, the Company sold convertible notes to accredited investors in reliance on an exemption from registration provided by Section 4(2) of the Securities Act and similar state exemptions. Management has been advised by counsel that the availability of those exemptions cannot be determined with legal certainty due to the fact that the Company or its predecessors may not have complied with all of the provisions of exemption safe-harbors for such sales offered by rules promulgated under the Securities Act by the SEC. Thus, it is possible that a right of rescission may exist for shares underlying the convertible notes for which the statute of limitations has not run. From November 2007 through December 2007, all of the convertible notes payable totaling $5,242,000 were converted into 15,726,000 shares of the Company’s common stock, and subsequently, some of the shares were sold in the open market. Management has performed an analysis under FAS 5, Accounting for Contingencies, and concluded that the likelihood of a right of rescission being successfully enforced on the remaining convertible note shares is remote, and consequently, has accounted for these shares in permanent equity in the financial statements.

On April 5, 2011, Gemini Master Fund, Ltd., filed a complaint for breach of contract against Location Based Technologies for non-payment of outstanding loans. The complaint specifies damages totaling $858,292, plus pre-judgment interest, costs of suit and other relief. The entire amount of the loans plus accrued interest, which together approximate the specified damages, are included in the accompanying financial statements. On June 8, 2011, the Location Based Technologies filed a Cross-Complaint against Gemini Master Fund, Ltd. for monetary damages related to the creditor’s disposition of common shares of Location Based Technologies which had been pledged as collateral for the notes.

Equity	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
8. EQUITY

Common Stock (Reflects 3 for 1 stock split distributed October 20, 2008)

On October 13, 2008, the Board of Directors declared a 3 for 1 stock split to be effected in the nature of a 200% stock dividend, whereby the holders of each share of common stock received an additional two shares of common stock. The record date for the stock dividend was October 20, 2008 and resulted in the issuance of an additional 58,061,276 (pre-split) shares of common stock. In addition, the Company’s articles of incorporation were amended to increase its authorized shares in an amount that corresponds to the stock split, thereby increasing the authorized shares of common stock from 100,000,000 to 300,000,000. Unless otherwise indicated, all share and per-share amounts in these financial statements have been retroactively restated to reflect the 3 for 1 stock split as if the split had been in effect since inception.

In September 2010, the Company issued 250,000 shares of common stock in connection with a note payable issuance. The shares were valued at $25,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a note payable issuance and extension. The shares were valued at $22,000, which represents the fair market value of the note payable issuance and extension costs on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a debt issuance. The shares were valued at $22,000, which represents the fair market value of the debt issuance costs on the award date.

In October 2010, the Company issued 400,000 shares of common stock in connection with debt issuances. The shares were valued at $48,000, which represents the fair market value of the debt issuance costs on the award date.

In December 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $3,500, which represents the fair market value of note payable extension costs on the award date.

In December 2010, the Company issued 150,000 shares of common stock in connection with a note payable issuance. The shares were valued at $39,000, which represents the fair market value of the note payable issuance costs on the award date.

In December 2010, the Company issued 54,480 shares of common stock in exchange for the cancellation of 54,480 “Series D” and “Series E” warrants.

In December 2010, the Company issued 3,500,000 shares of common stock for the conversion of two promissory notes totaling $700,000. The promissory notes were converted on the basis of $0.20 per share. In addition, 500,000 shares of common stock were issued in connection with the conversion in accordance with the promissory note agreement and were valued at $100,000, which represents the fair market value of the debt conversion costs on the award date.

In December 2010, the Company issued 60,000 shares of common stock in exchange for consulting services related to sales and business development services. The shares were valued at $10,200, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 100,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 285,714 shares of common stock in exchange for business development and sales representative services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In February 2011, the Company issued 3,000,000 shares of common stock in exchange for public relations advisory services. The shares were valued at $600,000, which represents the fair market value of the services provided on the award date.

In February 2011, the Company issued 669,932 shares of common stock for the conversion of two promissory notes and accrued interest totaling $130,000 and $3,986, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In March 2011, the Company issued 200,000 shares of common stock in connection with note payable extensions. The shares were valued at $34,000, which represents the fair market value of note payable extension costs on the award date.

In March 2011, the Company issued 1,079,863 shares of common stock for the conversion of two promissory notes and accrued interest totaling $200,000 and $15,973, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In April 2011, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $80,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 321,429 shares of common stock in exchange for business development and sales representative services. The shares were valued at $45,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 500,000 shares of common stock in connection with two Letter of Intent for Employment Agreements. The shares were valued at $85,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $7,500, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 20,000 shares of common stock in exchange for sales advisory services. The shares were valued at $3,200, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 250,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $19,000, which represents the fair market value of note payable extension costs on the award date.

In July 2011, the Company issued 4,318,750 shares of common stock in exchange for the conversion of $500,000 in related party advances from an officer and $363,750 of deferred officer compensation. The officer advances and deferred officer compensation were converted on the basis of $0.20 per share.

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants in exchange for business development and sales representative services. The shares were valued at $440,000, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 1,229,559 shares of common stock for the conversion of five promissory notes and accrued interest totaling $227,498 and $18,414, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 150,000 shares of common stock for the conversion of accounts payable totaling $30,000. The accounts payable were converted on the basis of $0.20 per share.

In July 2011, the Company issued 65,000 shares of common stock to two consultants in exchange for consulting services related to technology development and accounting related advisory services. The shares were valued at $12,350, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 400,000 shares of common stock to a consultant in exchange for business development and sales representative services and for the cancellation of 28,410 previously issued “Series H” warrants and 186,567 previously issued “Series P” warrants. The shares were valued at $100,000, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 35,000 shares of common stock to a consultant in exchange for the cancellation of 25,000 previously issued “Series R” warrants.

In July 2011, the Company performed a private placement with certain investors and issued 50,000,0000 shares of the Company’s common stock at a purchase price of $0.20 per share for cash proceeds of $8,322,412, net of offering costs of $1,677,588.

In August 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for the cancellation of 20,408 previously issued “Series G” warrants.

In August 2011, the Company issued 597,165 shares of common stock in exchange for the conversion of $105,433 in accrued interest on advances from an officer and $14,000 of deferred officer compensation. The accrued interest on advances and deferred officer compensation were converted on the basis of $0.20 per share.

In August 2011, the Company issued 1,200,000 shares of common stock for the conversion of accrued finder’s fees and accounts payable totaling $281,109. The accrued finder’s fees and accounts payable were converted on the basis of $0.20 per share.

In August 2011, the Company issued 10,785,891 shares of common stock for the conversion of sixteen promissory notes and accrued interest totaling $1,965,000 and $192,178, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

Prepaid Services Paid In Common Stock

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants for business development and sales representative services valued at $440,000 on the award date to be amortized over from July 1, 2011 to December 31, 2011. Unamortized prepaid services paid in common stock related to such issuances amounted to $73,332 at November 30, 2011.

Warrants

Warrants to purchase up to 9,575,319 shares of the Company’s common stock are outstanding at November 30, 2011 (see Note 9).

Stock Incentive Plan

On September 10, 2007, the directors and shareholders adopted a 2007 Stock Incentive Plan. The plan reserves 2,250,000 shares of common stock of the Company for issuance pursuant to options, grants of restricted stock or other stock-based awards. The plan is administered by the board of directors which has the power, pursuant to the plan, to delegate the administration of the plan to a committee of the board. No shares of common stock were granted under the plan during the three months ended November 30, 2011.

7.	EQUITY

Common Stock (Reflects 3 for 1 stock split distributed October 20, 2008)

On October 13, 2008, the Board of Directors declared a 3 for 1 stock split to be effected in the nature of a 200% stock dividend, whereby the holders of each share of common stock received an additional two shares of common stock. The record date for the stock dividend was October 20, 2008 and resulted in the issuance of an additional 58,061,276 (pre-split) shares of common stock. In addition, the Company’s articles of incorporation were amended to increase its authorized shares in an amount that corresponds to the stock split, thereby increasing the authorized shares of common stock from 100,000,000 to 300,000,000. Unless otherwise indicated, all share and per-share amounts in these financial statements have been retroactively restated to reflect the 3 for 1 stock split as if the split had been in effect since inception.

In September 2009, the Company issued 50,000 shares of common stock in connection with note payable extensions. The shares were valued at $41,000, which represents the fair market value of note payable extension costs on the award date (see Note 4).

In September 2009, the Company performed a private placement and issued 129,870 shares of common stock and 32,468 “Series N” warrants for cash proceeds of $100,000 (see Note 8).

In September 2009, the Company performed a private placement and issued 110,685 shares of common stock and 27,671 “Series O” warrants for cash proceeds of $67,500, net of offering costs of $7,500 (see Note 8).

In September 2009, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $38,500, which represents the fair market value of the services provided on the award date.

In September 2009, the Company issued 9,615 shares of common stock in exchange for sales and business advisory services. The shares were valued at $10,000, which represents the fair market value of the services provided on the award date.

In September 2009, the Company issued 4,870 shares of its restricted common stock for finder’s fee commissions. The shares were valued at $3,750, which represents the fair market value of the services provided on the award date.

In December 2009, the Company performed a private placement and issued 90,909 shares of common stock and 20,000 “Series Q” warrants for cash proceeds of $54,000, net of offering costs of $6,000 (see Note 8).

In February 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $17,000, which represents the fair market value of note payable extension costs on the award date.

In February 2010, the Company issued 25,000 shares of common stock in exchange for consulting services related to technology development. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In February 2010, the Company issued 418,000 shares of common stock in connection with note payable defaults. The shares were valued at $161,940, which represents the fair market value of the note payable default costs on the award date.

In February 2010, the Company issued 280,000 shares of common stock in exchange for sales and business development advisory services. The shares were valued at $89,600, which represents the fair market value of the services to be provided on the award date.

In February 2010, the Company issued 300,000 shares of common stock in exchange for legal advisory services. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In April 2010, the Company issued 100,000 shares of common stock in connection with a note payable default. The shares were valued at $33,000, which represents the fair market value of the note payable default costs on the award date.

In April 2010, the Company issued 500,000 shares of common stock in exchange for the conversion of a $100,000 promissory note. The promissory note was converted on the basis of $0.20 per share.

In April 2010, the Company issued 422,156 shares of common stock in exchange for accounting related advisory services and consulting services related to technology development. The shares were valued at $118,204, which represents the fair market value of the services provided on the award date.

In May 2010, the Company issued 682,620 shares of common stock in exchange for the conversion of $132,000 in notes payable and $4,524 of accrued interest.

In June 2010, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $32,000, which represents the fair market value of note payable extension costs on the award date.

In June 2010, the Company issued 1,000,000 shares of common stock in exchange for business development and sales representative services. The shares were valued at $185,000, which represents the fair market value of the services to be provided on the award date.

In June 2010, the Company issued 500,000 shares of common stock in exchange for financial advisory services. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In June 2010, the Company issued 5,600,000 shares of common stock to an officer of the Company as reimbursement for personally owned common stock shares that were surrendered as collateral in connection with the Company’s default on a note payable. The shares were valued at $1,120,000, which represents the fair market value of the note payable default costs on the award date (see Note 4).

In July 2010, the Company issued 100,000 shares of common stock in connection with a note payable issuance. The shares were valued at $20,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 250,000 shares of common stock in connection with a note payable issuance. The shares were valued at $25,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a note payable issuance and extension. The shares were valued at $22,000, which represents the fair market value of the note payable issuance and extension costs on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a debt issuance. The shares were valued at $22,000, which represents the fair market value of the debt issuance costs on the award date.

In October 2010, the Company issued 400,000 shares of common stock in connection with debt issuances. The shares were valued at $48,000, which represents the fair market value of the debt issuance costs on the award date.

In December 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $3,500, which represents the fair market value of note payable extension costs on the award date.

In December 2010, the Company issued 150,000 shares of common stock in connection with a note payable issuance. The shares were valued at $39,000, which represents the fair market value of the note payable issuance costs on the award date.

In December 2010, the Company issued 54,480 shares of common stock in exchange for the cancellation of 54,480 “Series D” and “Series E” warrants.

In December 2010, the Company issued 3,500,000 shares of common stock for the conversion of two promissory notes totaling $700,000. The promissory notes were converted on the basis of $0.20 per share. In addition, 500,000 shares of common stock were issued in connection with the conversion in accordance with the promissory note agreement and were valued at $100,000, which represents the fair market value of the debt conversion costs on the award date.

In December 2010, the Company issued 60,000 shares of common stock in exchange for consulting services related to sales and business development services. The shares were valued at $10,200, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 100,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 285,714 shares of common stock in exchange for business development and sales representative services. The shares were valued at $40,000, which represents the fair market value of the services to be provided on the award date.

In February 2011, the Company issued 3,000,000 shares of common stock in exchange for public relations advisory services. The shares were valued at $600,000, which represents the fair market value of the services to be provided on the award date.

In February 2011, the Company issued 669,932 shares of common stock for the conversion of two promissory notes and accrued interest totaling $130,000 and $3,986, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In March 2011, the Company issued 200,000 shares of common stock in connection with note payable extensions. The shares were valued at $34,000, which represents the fair market value of note payable extension costs on the award date.

In March 2011, the Company issued 1,079,863 shares of common stock for the conversion of two promissory notes and accrued interest totaling $200,000 and $15,973, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In April 2011, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $80,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 321,429 shares of common stock in exchange for business development and sales representative services. The shares were valued at $45,000, which represents the fair market value of the services to be provided on the award date.

In April 2011, the Company issued 500,000 shares of common stock in connection with two Letter of Intent for Employment Agreements. The shares were valued at $85,000, which represents the fair market value of note payable extension costs on the award date.

In April 2011, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $7,500, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 20,000 shares of common stock in exchange for sales advisory services. The shares were valued at $3,200, which represents the fair market value of the services to be provided on the award date.

In May 2011, the Company issued 250,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $19,000, which represents the fair market value of note payable extension costs on the award date.

In July 2011, the Company issued 4,318,750 shares of common stock in exchange for the conversion of $500,000 in related party advances from an officer and $363,750 of deferred officer compensation.

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants in exchange for business development and sales representative services. The shares were valued at $440,000, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 1,229,559 shares of common stock for the conversion of five promissory notes and accrued interest totaling $227,498 and $18,414, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 150,000 shares of common stock for the conversion of accounts payable totaling $30,000. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 65,000 shares of common stock to two consultants in exchange for consulting services related to technology development and accounting related advisory services. The shares were valued at $12,350, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 400,000 shares of common stock to a consultant in exchange for business development and sales representative services and for the cancellation of 28,410 previously issued “Series H” warrants and 186,567 previously issued “Series P” warrants. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 35,000 shares of common stock to a consultant in exchange for the cancellation of 25,000 previously issued “Series R” warrants.

In July 2011, the Company performed a private placement with certain investors and issued 50,000,0000 shares of the Company’s common stock at a purchase price of $0.20 per share for cash proceeds of $8,322,412, net of offering costs of $1,677,588.

In August 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for the cancellation of 20,408 previously issued “Series G” warrants.

In August 2011, the Company issued 597,165 shares of common stock in exchange for the conversion of $105,433 in accrued interest on advances from an officer and $14,000 of deferred officer compensation.

In August 2011, the Company issued 1,200,000 shares of common stock for the conversion of accrued finder’s fees and accounts payable totaling $281,109. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In August 2011, the Company issued 10,785,891 shares of common stock for the conversion of sixteen promissory notes and accrued interest totaling $1,965,000 and $192,178, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

Prepaid Services Paid In Common Stock

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants for business development and sales representative services valued at $440,000 on the award date to be amortized over from July 1, 2011 to December 31, 2011. Unamortized prepaid services paid in common stock related to such issuances amounted to $293,333 at August 31, 2011.

Warrants

Warrants to purchase up to 11,164,953 shares of the Company’s common stock are outstanding at August 31, 2011 (see Note 8).

Stock Incentive Plan

On September 10, 2007, the directors and shareholders adopted a 2007 Stock Incentive Plan. The plan reserves 2,250,000 shares of common stock of the Company for issuance pursuant to options, grants of restricted stock or other stock-based awards. The plan is administered by the board of directors which has the power, pursuant to the plan, to delegate the administration of the plan to a committee of the board. No shares of common stock were granted under the plan during the year ended August 31, 2011.

Stock Options and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9. STOCK OPTIONS AND WARRANTS

Stock Options

Each of the Company’s three officers holds an option to purchase up to 2,000,000 shares of common stock at $1 per share, for a total of 6,000,000 optioned shares. Options to purchase 1,000,000 shares each are exercisable upon the achievement of 100,000 customers, and the remaining options to purchase 1,000,000 shares each are exercisable upon the achievement of 250,000 customers. None of the options are presently exercisable. All such options vest upon a change of control of the Company. The options expire ten years from the date of performance goal achieved.

Warrants

On December 17, 2010, the Company issued “Series S” warrants to the Silicon Valley Bank loan personal guarantor to purchase 3,600,000 common shares at $0.20 per share in connection with the Financing Agreement dated December 1, 2010. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $926,900. No warrants were exercised as of November 30, 2011.

On December 17, 2010, the Company issued “Series S” warrants to a consultant to purchase 500,000 common shares at $0.20 per share for finder’s fees in connection with a debt issuance. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $128,736. No warrants were exercised as of November 30, 2011.

On July 29, 2011, the Company issued "Series T" warrants to purchase 1,787,500 common shares at $0.20 per share to placement agents in connection with the private placement. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $837,664. No warrants were exercised as of November 30, 2011.

On August 31, 2011, the Company issued “Series U” warrants to Silicon Valley Bank to purchase 300,000 common shares at $0.20 per share in connection with the private placement success fee. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $140,587. No warrants were exercised as of November 30, 2011.

In addition to the above, at November 30, 2011, the Company had the following warrants outstanding:

Series	Number of Shares	Exercise Price	Expiration
A	1,500,000	$1.00	8/14/2012
B	750,000	$2.00	8/14/2012
C	120,000	$2.00	6/2/2013
I	20,161	$1.76	5/15/2012
J	22,936	$1.24	5/27/2012
K	15,901	$1.34	6/5/2012
L	115,385	$0.65	5/1/2012
M	96,849	$1.04	8/7/2012
N	32,468	$0.88	9/14/2012
O	68,671	$0.77	9/15/2012
P	410,448	$0.67	11/24/2012
Q	20,000	$0.75	11/2/2012
R	215,000	$0.68	12/16/2014

8.	STOCK OPTIONS AND WARRANTS

Stock Options

Each of the Company’s three officers holds an option to purchase up to 2,000,000 shares of common stock at $1 per share, for a total of 6,000,000 optioned shares. Options to purchase 1,000,000 shares each are exercisable upon the achievement of 100,000 customers, and the remaining options to purchase 1,000,000 shares each are exercisable upon the achievement of 250,000 customers. None of the options are presently exercisable. All such options vest upon a change of control of the Company. The options expire ten years from the date of performance goal achieved.

Warrants

On September 14, 2009, the Company agreed to issue “Series N” warrants in connection with a private placement to purchase 32,468 common shares at $0.88 per share. The warrants expire on September 14, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $19,309. No warrants were exercised as of August 31, 2011.

On September 15, 2009, the Company agreed to issue “Series O” warrants in connection with a private placement to purchase 27,671 common shares at $0.77 per share. The warrants expire on September 15, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $14,434. No warrants were exercised as of August 31, 2011.

On November 24, 2009, the Company agreed to issue “Series P” warrants to certain consultants to purchase 410,448 common shares at $0.67 per share in exchange for consulting services related to capital raising efforts. The warrants expire on November 24, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $233,109. No warrants were exercised as of August 31, 2011.

On November 2, 2009, the Company agreed to issue “Series Q” warrants in connection with a private placement to purchase 20,000 common shares at $0.75 per share. The warrants expire on November 2, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $12,620. No warrants were exercised as of August 31, 2011.

On December 16, 2009, the Company agreed to issue “Series R” warrants to certain consultants to purchase 240,000 common shares at $0.68 per share in exchange for consulting services related to technology and product development and legal advisory services. The warrants expire on December 16, 2014. The fair value of the warrants using the Black-Scholes option pricing model amounted to $152,801. In August 2011, a “Series R” warrant to purchase 25,000 common shares was cancelled in exchange for 35,000 shares of the Company’s common stock (see Note 7). No warrants were exercised as of August 31, 2011.

On April 20, 2010, the Company agreed to issue “Series O” warrants to a consultant to purchase 41,000 common shares at $0.77 per share in exchange for consulting services related to capital raising efforts. The warrants expire on September 15, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $8,414. No warrants were exercised as of August 31, 2011.

On December 17, 2010, the Company issued “Series S” warrants to the Silicon Valley Bank loan personal guarantor to purchase 3,600,000 common shares at $0.20 per share in connection with the Financing Agreement dated December 1, 2010. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $926,900. No warrants were exercised as of August 31, 2011.

On December 17, 2010, the Company issued “Series S” warrants to a consultant to purchase 500,000 common shares at $0.20 per share for finder’s fees in connection with a debt issuance. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $128,736. No warrants were exercised as of August 31, 2011.

On July 29, 2011, the Company issued "Series T" warrants to purchase 1,787,500 common shares at $0.20 per share to placement agents in connection with the private placement. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $837,664. No warrants were exercised as of August 31, 2011.

On August 31, 2011, the Company issued “Series U” warrants to Silicon Valley Bank to purchase 300,000 common shares at $0.20 per share in connection with the private placement success fee. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $140,587. No warrants were exercised as of August 31, 2011.

In addition to the above, at August 31, 2011, the Company had the following warrants outstanding:

Series	Number of shares	Exercise Price	Expiration
A	1,500,000	$1.00	8/14/2012
B	750,000	$2.00	8/14/2012
C	120,000	$2.00	6/2/2013
G	61,224	$2.45	11/3/2011
H	1,528,410	$0.88	11/24/2011
I	20,161	$1.76	5/15/2012
J	22,936	$1.24	5/27/2012
K	15,901	$1.34	6/5/2012
L	115,385	$0.65	5/1/2012
M	96,849	$1.04	8/7/2012

Provision for Income Taxes	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Income Tax Disclosure [Text Block]
10. PROVISION FOR INCOME TAXES

Deferred income taxes are reported using the liability method. Deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences arise from the difference between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and tax rates on the date of enactment.

The Company did not provide any current or deferred U.S. federal income taxes or benefits for any of the periods presented because the Company has experienced operating losses since inception. The Company provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that we will not earn sufficient income to realize the deferred tax assets during the carry forward period.

The components of the Company’s deferred tax asset as of November 30, 2011, are as follows:

Net operating loss carry forward and deductible temporary differences	$11,416,000
Valuation allowance	(11,416,000)

Net deferred tax asset	$-

A reconciliation of the combined federal and state statutory income taxes rate and the effective rate is as follows:

Federal tax at statutory rate	$34.00%
State income tax net of federal benefit	5.83%
Valuation allowance	(39.83%)

$-

The Company’s valuation allowance increased by $264,000 for the three months ended November 30, 2011.

As of November 30, 2011, the Company had federal and state net operating loss carryforwards of approximately $28,663,000 which can be used to offset future federal income tax. The federal and state net operating loss carryforwards expire at various dates through 2031. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in the opinion of management, utilization is not reasonably assured. These carryforwards may be limited upon a change in ownership or consummation of a business combination under IRC Sections 381 and 382.

As of November 30, 2011 and August 31, 2011, no accrued interest and penalties are recorded relating to uncertain tax positions. Any such interest and penalties would be included in interest expense as a component of pre-tax net income or loss. The Company's tax filings are no longer open to examination by the Internal Revenue Service for tax years prior to 2007, and by state taxing authorities for tax years prior to 2006.

9.	PROVISION FOR INCOME TAXES

Deferred income taxes are reported using the liability method. Deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences arise from the difference between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and tax rates on the date of enactment.

The Company did not provide any current or deferred U.S. federal income taxes or benefits for any of the periods presented because the Company has experienced operating losses since inception. The Company provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that we will not earn sufficient income to realize the deferred tax assets during the carry forward period.

The components of the Company’s deferred tax asset as of August 31, 2011, are as follows:

Net operating loss carry forward and deductible temporary differences	$11,152,000
Valuation allowance	(11,152,000)

Net deferred tax asset	$-

A reconciliation of the combined federal and state statutory income taxes rate and the effective rate is as follows:

Federal tax at statutory rate	$34.00%
State income tax net of federal benefit	5.83%
Valuation allowance	(39.83%)

$-

The Company’s valuation allowance increased by $1,194,000 for the year ended August 31, 2011.

As of August 31, 2011, the Company had federal and state net operating loss carryforwards of approximately $26,763,000 which can be used to offset future federal income tax. The federal and state net operating loss carryforwards expire at various dates through 2031. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in the opinion of management, utilization is not reasonably assured. These carryforwards may be limited upon a change in ownership or consummation of a business combination under IRC Sections 381 and 382.

As of August 31, 2011 and 2010, no accrued interest and penalties are recorded relating to uncertain tax positions. Any such interest and penalties would be included in interest expense as a component of pre-tax net income or loss. The Company's tax filings are no longer open to examination by the Internal Revenue Service for tax years prior to 2007, and by state taxing authorities for tax years prior to 2006.

Inventory	3 Months Ended
Nov. 30, 2011
Inventory Disclosure [Text Block]

2. INVENTORY

Inventory at November 30, 2011 and 2010 consisted of the following:

	November 30,	August 31,
	2011	2011
Packaging supplies	$81,894	$13,129
Device components	2,308,786	11,680
Finished goods	2,616,828	-

Total inventory	$5,007,508	$24,809

Subsequent Events	3 Months Ended
Nov. 30, 2011
Subsequent Events [Text Block]
11. SUBSEQUENT EVENTS

On December 1, 2011, the Company issued 250,000 shares of common stock to a consultant in exchange for consulting services related to business development. The shares were valued at $90,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 150,000 shares of common stock to three consultants in exchange for consulting services related to technology development. The shares were valued at $54,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 90,278 shares of common stock to a consultant in exchange accounting related advisory services. The shares were valued at $32,500, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for legal advisory services. The shares were valued at $18,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 50,000 shares of common stock to a consultant and related party in exchange for customer service related advisory services. The shares were valued at $18,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 100,000 shares of common stock to an employee in accordance with an employment agreement. The shares were valued at $36,000, which represents the fair market value of the services provided on the award date.

On January 9, 2012, the Company received verbal approval from Silicon Valley Bank that the $1,000,000 line of credit due on January 5, 2012 would be extended for 90 days to April 4, 2012. In addition, all debt covenants were waived. All other terms and conditions will remain unchanged.